Shareholders’ Equity (Details)										3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 21, 2023 CNY (¥)	Dec. 21, 2022 USD ($) shares	Nov. 11, 2022 USD ($) $ / shares shares	May 30, 2022 USD ($) shares	Mar. 25, 2022 $ / shares	Jul. 19, 2021 USD ($) shares	Jun. 22, 2021 USD ($) $ / shares shares	Oct. 29, 2020 USD ($) shares	Jan. 01, 2016 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 21, 2023 USD ($)	Mar. 31, 2023 $ / shares shares
Shareholders’ Equity (Details) [Line Items]
Shares issued														13,561,499			12,370,002
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding														13,561,499			12,370,002
Common stock (in Dollars) | $										$ 1,356		$ 1,356		$ 1,237	$ 1,024	$ 775,000
Common stock, par value (in Dollars per share) | $ / shares										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Founders shares									4,233,696
Founders per share (in Dollars per share) | $ / shares									$ 0.0001
Nonvested shares														604,832
Vested shares														3,628,864	3,628,864
Aggregate principal amount (in Dollars) | $		$ 50,000		$ 7,176,335		$ 4,004,900
Common stock , shares		11,000		1,583,807		867,767				13,561,499		13,561,499		12,370,002	10,243,442
Warrants issued										68,950		68,950		418,473	235,693
Convertible note payable (in Dollars) | $										$ 1,970,000		$ 1,970,000		$ 1,285,809	$ 2,093,000
Equity incentive plans options								65,000						13,744,376
Total share-based compensation (in Dollars) | $														$ 2,300,000	3,900,000
Related to the issuance (in Dollars) | $														607,000
Share-based payment (in Dollars) | $														200,000	$ 1,000,000
Issuance of options (in Dollars) | $														$ 1,494,000
Common stock ,purchase shares														367,678	711,092
Share-based payment expense (in Dollars) | $			$ 200,000				$ 1,000,000			$ 149,467	$ 413,211	$ 307,734	$ 1,382,721
Principal stockholders							200,000
Contractor shares			50,000				100,000
Per equity share (in Dollars per share) | $ / shares							$ 2								$ 4.33
Estimated value of shares (in Dollars) | $								$ 325,000
Exercise price per share (in Dollars per share) | $ / shares					$ 5.5
Warrants issued														235,693	418,473
Warrants exercised														11,000
Strike price per share (in Dollars per share) | $ / shares														$ 5
Dividend amount (in Dollars) | $														$ 28,600
Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares					6.6									$ 5.5
Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares					$ 6.5									$ 5
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate principal amount (in Dollars) | $														$ 1,300,000
Warrants issued														214,693
Warrant [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares														$ 6.5
Warrant [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares														$ 5.5
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares authorized														135,000,000	135,000,000		135,000,000
Shares issued														125,000,000	125,000,000		125,000,000
Common stock, shares authorized															20,000,000
Common stock, par value (in Dollars per share) | $ / shares															$ 0.0001
Common stock ,purchase shares														1,099,000
Share-based payment expense (in Dollars) | $															$ 1,857,000
Preferred Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Shares issued														10,000,000	10,000,000
Preferred stock, shares issued														10,000,000			10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares														$ 0.0001	$ 0.0001		$ 0.0001
Convertible Notes Payable [Member]
Shareholders’ Equity (Details) [Line Items]
Accrued payment in kind interest (in Dollars) | $		$ 5,000		$ 742,700		$ 334,000
July 2019 Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of shares of common stock														12,370,002	10,243,442
Principal stockholders			100,000
Per equity share (in Dollars per share) | $ / shares			$ 5
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Loss Contingency, Damages Awarded, Value (in Yuan Renminbi) | ¥	¥ 525,000
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Loss Contingency, Damages Awarded, Value (in Yuan Renminbi) | ¥	¥ 250,000